SUPPLEMENT DATED JUNE 1, 2010

TO PROSPECTUS DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT D

The Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio (the “Portfolio”) was known as the Van Kampen UIF Mid Cap Growth Portfolio.

After the date of this supplement, in marketing materials and other documents the Portfolio will now be referred to as Morgan Stanley UIF Mid Cap Growth Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Futurity Protector II, Survivorship II (NY)                                                                                                                                          6/2010